Forum Funds

Three Canal Plaza, Suite 600

Portland, Maine 04101

November 21, 2011

EDGAR FILING

U.S. Securities and Exchange Commission 100 F Street, NE Washington, DC 20549

Re:

Forum Funds (the “Trust” or “Registrant”)

File Nos. 002-67052/811-03023

Filing pursuant to Rule 497(c)

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(c) of the Securities Act of 1933, as amended, (the “1933 Act”) are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the prospectus dated November 1, 2011 for Auxier Focus Fund, a series of the Registrant as filed pursuant to Rule 497(c) under the 1933 Act on November 4, 2011 (Accession Number: 0000315774-11-000315).

If you have any questions or comments concerning the foregoing, please contact me at (207) 347-2025 or by email at lina.bhatnagar@atlanticfundservices.com.

Sincerely,

/s/ Lina Bhatnagar

Lina Bhatnagar

Secretary to the Registrant

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